                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 JUNE 2012


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5TH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      2/8/2012
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       ----------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           76
                                           ---------
Form 13F Information Table Value Total:)   4,592,914
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2   Column 3     Column 4            Column 5             Column 6  Column 7       Column 8
                                          Q2 2012                                                      VOTING AUTHORITY
                 TITLE OF                   VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP      (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABB Ltd ADR           ADR  000375204      13627.2     835,000                         SOLE      NONE        SHARED
Alcoa Inc             COM  013817101        12.25       1,400                         SOLE      NONE        SHARED
Allstate Corp         COM  020002101       28.072         800                         SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104  30865.49386     761,359                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104   22734.7149   2,779,305                         SOLE      NONE        SHARED
Baxter Intl           COM  071813109     86294.34   1,623,600                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105  60139.90941   2,406,559                         SOLE      NONE        SHARED
Canon ADR             ADR  138006309        28320     708,000                         SOLE      NONE        SHARED
Chevron Corp          COM  166764100         42.2         400                         SOLE      NONE        SHARED
Conagra Foods         COM  205887102  78371.45432   3,022,424                         SOLE      NONE        SHARED
Edison Intl           COM  281020107     65289.84   1,413,200                         SOLE      NONE        SHARED
Firstenergy Co        COM  337932107       29.514         600                         SOLE      NONE        SHARED
Gen Electric          COM  369604103  58408.80984   2,802,726                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101   40053.0838   1,015,030                         SOLE      NONE        SHARED
Heinz H.J             COM  423074103  31240.92934     574,493                         SOLE      NONE        SHARED
Home Depot            COM  437076102    35402.619     668,100                         SOLE      NONE        SHARED
Infosys ADR           ADR  456788108     11129.82     247,000                         SOLE      NONE        SHARED
ING Groep ADR         ADR  456837103       8583.8   1,285,000                         SOLE      NONE        SHARED
Intel Corp            COM  458140100    45702.085   1,714,900                         SOLE      NONE        SHARED
Interpublic           COM  460690100    53133.535   4,897,100                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR  464286731       46.474       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR  464286772       49.329         900                         SOLE      NONE        SHARED
ISHS DJUS F Sct       ADR  464287788       33.168         600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106    73088.352   5,250,600                         SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104   82863.6912   1,226,520                         SOLE      NONE        SHARED
Las Vegas Sands       COM  517834107    53114.337   1,221,300                         SOLE      NONE        SHARED
Marathon Oil          COM  565849106     21.09525         825                         SOLE      NONE        SHARED
Microsoft Corp        COM  594918104  43538.96113   1,423,307                         SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300  12460.70448     235,152                         SOLE      NONE        SHARED
Northern Trust        COM  665859104    76314.966   1,658,300                         SOLE      NONE        SHARED
Pfizer Inc            COM  717081103     87446.23   3,802,010                         SOLE      NONE        SHARED
PLDT ADR              ADR  718252604    235098.99   3,696,525                         SOLE      NONE        SHARED
Procter&Gamble        COM  742718109    62713.875   1,023,900                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200     17153.34     753,000                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR  780259206     41.87403         621                         SOLE      NONE        SHARED
Southwestern          COM  845467109       25.544         800                         SOLE      NONE        SHARED
Sysco Corp            COM  871829107    68715.031   2,305,100                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100  150199.7861  10,759,297                         SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502    20886.156     951,100                         SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208   21269.5661   1,623,631                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR  881624209  601214.2888  15,243,770                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307        29440     368,000                         SOLE      NONE        SHARED
US Bancorp            COM  902973304    31925.232     992,700                         SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704   33187.6216     983,920                         SOLE      NONE        SHARED
UPS                   COM  911312106     56470.92     717,000                         SOLE      NONE        SHARED
Wal-Mart St           COM  931142103    82576.368   1,184,400                         SOLE      NONE        SHARED
Wells Fargo           COM  949746101   43037.6144   1,287,010                         SOLE      NONE        SHARED
Vale SA ADR           ADR  91912E105     48449.88   2,440,800                         SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204  242515.4261  12,430,314                         SOLE      NONE        SHARED
AT & T Inc            COM  00206R102  36362.07408   1,019,688                         SOLE      NONE        SHARED
AmericaMovilADR       ADR  02364W105   151705.684   5,821,400                         SOLE      NONE        SHARED
BCE Inc               COM  05534B760    108854.14   2,593,000                         SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105   9411.95344   1,434,749                         SOLE      NONE        SHARED
Bco Santan ADR        ADR  05965X109    86021.649   1,110,100                         SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102  39033.03696     631,194                         SOLE      NONE        SHARED
Siderurgica ADR       ADR  20440W105    61019.973  10,761,900                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203   198710.386   5,184,200                         SOLE      NONE        SHARED
Duke Energy           COM  26441C105        34.59       1,500                         SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104  233149.6178  12,467,894                         SOLE      NONE        SHARED
Exxon Mobil           COM  30231G102       42.785         500                         SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105     30756.06   2,346,000                         SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105     29802.78     654,000                         SOLE      NONE        SHARED
ICICI Bank ADR        ADR  45104G104    32076.177     989,700                         SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105     2791.726      85,400                         SOLE      NONE        SHARED
Kraft Foods           COM  50075N104    71396.794   1,848,700                         SOLE      NONE        SHARED
Marathon Petrol       COM  56585A102     11.76904         262                         SOLE      NONE        SHARED
Merck & Co            COM  58933Y105    70593.405   1,690,860                         SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109      32310.2     578,000                         SOLE      NONE        SHARED
Petroleo ADR          ADR  71654V101     1180.914      65,100                         SOLE      NONE        SHARED
Sanofi ADR            ADR  80105N105     30564.02     809,000                         SOLE      NONE        SHARED
TD Ameritrade         COM  87236Y108      49526.1   2,913,300                         SOLE      NONE        SHARED
3M Co                 COM  88579Y101     53473.28     596,800                         SOLE      NONE        SHARED
UnitedHealth          COM  91324P102     55136.25     942,500                         SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209     23276.68     826,000                         SOLE      NONE        SHARED
Wellpoint             COM  94973V107    53213.618     834,200                         SOLE      NONE        SHARED
Credicorp ADR         ADR  G2519Y108  289149.9429   2,296,846                         SOLE      NONE        SHARED
                                     ------------
                                      4592914.097
                                     ============
